Statements of Stockholders' Deficit (USD $)	Issued with Convertible Notes Payable [Member] Additional Paid-in Capital [Member]	Issued with Convertible Notes Payable [Member]	Issued to Placement Agents and Subagents [Member] Additional Paid-in Capital [Member]	Issued to Placement Agents and Subagents [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Common Stock [Member]	Conversion of Convertible Notes and Accrued Interest [Member] Additional Paid-in Capital [Member]	Conversion of Convertible Notes and Accrued Interest [Member]	Conversion of Series A Preferred Stock [Member] Convertible Preferred Stock [Member]	Conversion of Series A Preferred Stock [Member] Common Stock [Member]	Conversion of Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2011											$ 7,965,000	$ 164,108	$ 31,495,593	$ (1,679,234)	$ (59,788,610)	$ (21,843,143)
Balances (in Shares) at Dec. 31, 2011											7,965,000	16,084,990
Employee share-based compensation													1,168,034			1,168,034
Beneficial conversion feature of convertible notes payable													383,204			383,204
Warrants issued	383,204	383,204	237,299	237,299
Conversion of convertible securities into common stock					163,977	11,216,232	11,380,209	(7,965,000)	79,650	7,885,350
Conversion of convertible securities into common stock (in Shares)					16,397,727			(7,965,000)	7,965,000
Non-employee share based compensation													863,257			863,257
Common stock issued in exchange for settlement of software license obligations												15,000	1,647,500			1,662,500
Common stock issued in exchange for settlement of software license obligations (in Shares)												1,500,000
Issuance of common stock in payment of director fees												519	124,106			124,625
Issuance of common stock in payment of director fees (in Shares)												51,928
July 2012 unit offering												54,545	3,504,230			3,558,775
July 2012 unit offering (in Shares)												5,454,523
Exercise of options and warrants												6,388	87,963			94,351
Exercise of options and warrants (in Shares)												638,832				14,000
Net loss for the year															(5,877,718)	(5,877,718)
Balances at Dec. 31, 2012												484,187	58,995,972	(1,679,234)	(65,666,328)	(7,865,403)
Balances (in Shares) at Dec. 31, 2012												48,093,000
January 2013 Private Placement												92,017	6,407,533			6,499,550
January 2013 Private Placement (in Shares)												9,201,684
Employee share-based compensation													1,458,271			1,458,271
Issuance of common stock in payment of director fees												1,145	139,117			140,262
Issuance of common stock in payment of director fees (in Shares)												114,459
Retirement of treasury stock												(3,258)	(1,675,976)	1,679,234
Exercise of options and warrants												11,278	8,347			19,625
Exercise of options and warrants (in Shares)												1,127,829
Net loss for the year															(7,086,274)	(7,086,274)
Balances at Dec. 31, 2013												$ 585,369	$ 65,333,264		$ (72,752,602)	$ (6,833,969)
Balances (in Shares) at Dec. 31, 2013												58,536,972